Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net (loss) earnings		$ (108,906)	$ 259,285	[1]
Debt instruments at FVOCI – loss in fair value *	[2]	(286)
Debt instruments at FVOCI – reclassified to net earnings *	[2]	(395)
Available-for-sale investments – gain in fair value **	[3]		32,474
Available-for-sale investments – reclassified to net earnings **	[3]		(37,090)
Foreign operations – unrealized foreign currency translation differences		(95,281)	(189,012)
Cash flow hedges – effective portion of changes in fair value	[4]	41,201	(151,311)
Cash flow hedges – reclassified to net earnings	[4]	(45,271)	160,069
Other comprehensive loss		(100,032)	(184,870)
Total comprehensive (loss) income		(208,938)	74,415
Total comprehensive (loss) income attributable to:
Shareholders of The Stars Group Inc.		(200,553)	74,361
Non-controlling interest		(8,385)	54
Total comprehensive (loss) income		$ (208,938)	$ 74,415

[1]	Certain amounts were reclassified in the comparative period. See note 2.
[2]	Net of income tax recovery of $53,000 for the year ended December 31, 2018 (December 31, 2017 – net of income tax expense of $nil).
[3]	Net of income tax of $nil for the year ended December 31, 2018 (December 31, 2017 - net of income tax of $160,380).
[4]	*** Net of income tax of $nil for the year ended December 31, 2018 (December 31, 2017 - $nil).